Commitments and contingencies (Future minimum lease payments) (Details) (Office Space And Office Equipment [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Office Space And Office Equipment [Member]
Future minimum lease commitments are as follows:
2015	$ 11,094
2016	8,616
2017	7,514
2018	7,350
2019	7,130
2020 and thereafter	23,784
Total future minimume lease payments	65,488
Total rent expense with respect to operating leases:
Rent expense	$ 10,540	$ 10,214	$ 7,670